Related party transactions - Disclosure of key management personnel compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions [abstract]
Personnel and other short-term employee benefits	€ 1,386	€ 1,205
Extra pension benefits	11	11
Share-based compensation	408	891
Advisory fees	318	0
Executive Board Members and other Executive Members compensation	€ 2,123	€ 2,107